Commitments (Tables)	12 Months Ended
Dec. 31, 2021
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Details of commitments
Details of commitments

As of December 31, 2021	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

	$ in thousands

License and collaboration agreements	17,580	1,530	3,060	3,060	9,930
Clinical & Research and Development agreements	444	444	—	—	—
IT licensing agreements	1,101	445	655	—	—

Total commitments	19,125	2,419	3,715	3,060	9,930